CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Revenue	¥ 2,248,103	¥ 3,521,591	¥ 4,357,462
Cost of revenue	(1,443,606)	(2,195,574)	(2,775,354)
Gross profit	804,497	1,326,017	1,582,108
Research and development expenses	(510,898)	(955,201)	(1,399,415)
Selling and marketing expenses	(177,285)	(241,612)	(369,948)
General and administrative expenses	(305,110)	(375,128)	(710,165)
Net impairment losses on financial and contract assets	(31,255)	(40,544)	(23,023)
Other income, gains or loss - net	(83,482)	69,183	71,362
Operating loss	(303,533)	(217,285)	(849,081)
Finance income	67,484	29,580	14,709
Finance costs	13,289	20,086	36,819
Finance (costs)/income - net	54,195	9,494	(22,110)
Share of gains of associate and joint venture - net		4,607	24,852
Impairment charges on associate		(7,157)	(10,998)
Loss before income tax	(249,338)	(210,341)	(857,337)
Income tax benefit/(expense)	(455,368)	(9,762)	62,147
Loss for the year from continuing operations	(704,706)	(220,103)	(795,190)
Discontinued operations
(Loss)/profit from discontinued operations (attributable to owners of the Company)	209,499	(151,373)	(132,836)
Loss for the year	(495,207)	(371,476)	(928,026)
Loss attributable to:
Owners of the Company	(459,677)	(362,715)	(872,274)
Non-controlling interests	(35,530)	(8,761)	(55,752)
Loss for the year	(495,207)	(371,476)	(928,026)
(Loss)/profit attributable to owners of the Company arises from:
Continuing operations	(669,176)	(211,342)	(739,438)
Discontinued operations	209,499	(151,373)	(132,836)
Loss for the year	(459,677)	(362,715)	(872,274)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation differences of continuing operations	(2,702)	(5,744)	25,950
Exchange differences on translation of discontinued operations	177	9,624	43,504
Changes in the fair value of debt instruments measured at fair value through other comprehensive income of discontinued operations	6,056	500	5,324
Disposal of subsidiaries	18,237
Items that will not be subsequently reclassified to profit or loss
Foreign currency translation differences	31,636	22,336	356,691
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(3,204)
Other comprehensive income for the year, net of tax	50,200	26,716	431,469
Total comprehensive loss for the year	(445,007)	(344,760)	(496,557)
Total comprehensive loss for the year attributable to:
Owners of the Company	(409,477)	(335,999)	(440,805)
Non-controlling interests	(35,530)	(8,761)	(55,752)
Total comprehensive loss for the year	¥ (445,007)	¥ (344,760)	¥ (496,557)
Loss per share for loss from continuing operations attributable to owners of the Company (expressed in RMB per share)
Basic	¥ (0.61)	¥ (0.19)	¥ (0.68)
Diluted	(0.61)	(0.19)	(0.68)
Loss per ADS for loss from continuing operations attributable to owners of the Company (expressed in RMB per share)
Basic	(18.42)	(5.82)	(20.26)
Diluted	(18.42)	(5.82)	(20.26)
Loss per share for loss attributable to the owners of the Company (expressed in RMB per share)
Basic	(0.42)	(0.33)	(0.8)
Diluted	(0.42)	(0.33)	(0.8)
Loss per ADS for loss attributable to the owners of the Company (expressed in RMB per share)
Basic	(12.66)	(9.99)	(23.9)
Diluted	¥ (12.66)	¥ (9.99)	¥ (23.9)